RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (see Note 8: Investment in Direct Financing and Sales-Type Leases).

(in thousands of $)	June 30, 2017	December 31, 2016
Amounts due from:
Frontline Shipping	—	11,906
Frontline	5,183	3,008
Deep Sea	1,843	1,945
SFL Deepwater	2,594	—
SFL Hercules	3,078	—
SFL Linus	4,235	660
Total amount due from related parties	16,933	17,519
Loans to related parties - associated companies, long-term
SFL Deepwater	113,000	119,167
SFL Hercules	80,000	85,920
SFL Linus	121,000	125,000
Total loans to related parties - associated companies, long-term	314,000	330,087
Long-term receivables from related parties
Deep Sea	8,171	9,268
Total long-term receivables from related parties	8,171	9,268
Amounts due to:
Frontline Shipping	1,968	229
Frontline	848	493
Golden Ocean	369	—
Deep Sea	200	—
Seatankers	45	79
Other related parties	49	49
Total amount due to related parties	3,479	850

Summary of leasing revenues earned from related parties
A summary of leasing revenues and repayments from the Frontline Shipping, Golden Ocean, UFC and Deep Sea is as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2017	June 30, 2016	December 31, 2016
Operating lease income	29,540	34,943	65,340
Direct financing lease interest income	9,385	12,208	22,850
Finance lease service revenue	19,827	22,932	44,523
Direct financing lease repayments	14,064	16,309	30,321
Profit share and cash sweep income	5,591	38,937	51,470

In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended		Year ended
(in thousands of $)	June 30, 2017	June 30, 2016	December 31, 2016
Frontline:
Vessel Management Fees	20,506	23,629	45,931
Commissions and Brokerage	112	204	390
Administration Services Fees	172	180	576
Golden Ocean:
Vessel Management Fees	10,136	10,192	20,496
Operating Management Fees	370	404	795
Seatankers:
Administration Services Fees	22	157	315
Office Facilities:
Seatankers Management Norway AS	80	155	317
Frontline Corporate Services Ltd	131	238	235